BLACKROCK FUNDS III
BlackRock LifePath® Retirement Fund
BlackRock LifePath® 2020 Fund
BlackRock LifePath® 2025 Fund
BlackRock LifePath® 2030 Fund
BlackRock LifePath® 2035 Fund
BlackRock LifePath® 2040 Fund
BlackRock LifePath® 2045 Fund
BlackRock LifePath® 2050 Fund
BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated October 13, 2015 to the Statement of Additional Information (“SAI”) of the
LifePath Funds, dated April 30, 2015

The LifePath Funds will make the following changes, as described further below:

1) The LifePath Funds will have the ability to invest directly in securities and derivatives, as well as in underlying funds; and

2) BlackRock Fund Advisors, each LifePath Fund’s investment adviser (“BFA”), and BlackRock Advisors, LLC, each LifePath Fund’s administrator (together with BFA, “BlackRock”), have made certain changes to the fees and expenses of the LifePath Funds.

Direct Investments

Effective as of December 14, 2015, each LifePath Fund’s principal investment strategy will be amended to permit each LifePath Fund to invest directly, through each LifePath Fund’s corresponding master portfolio (each, a “Master Portfolio”), in equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. Accordingly, the SAI of the LifePath Funds is amended as follows:

The second sentence of the second paragraph on the cover page is hereby deleted in its entirety and replaced with the following:

Each Master Portfolio, in turn, invests in a combination of stock, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry.

The third sentence of the first paragraph in the section entitled “Information About the LifePath Funds —Investment Objectives and Policies” is hereby deleted in its entirety and replaced with the following:

Each Master Portfolio, in turn, invests in a combination of stock, bond and money market funds (the “Underlying Funds”) and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry, and may also invest in U.S. government securities and short-term paper.

The first sentence in the second paragraph following the chart in the section entitled “Information About the LifePath Funds — Investment Objectives and Policies” is hereby deleted in its entirety and replaced with the following:

The investment objective and policies of a LifePath Fund determine the allocation of assets to the combination of Underlying Funds and equity securities and related derivatives, the degree of risk to which the LifePath Fund is subject and, ultimately, its performance.

The first and second sentences of the first paragraph in the section entitled “Information About the LifePath Funds — Investment Objectives and Policies — Master/Feeder Structure” are hereby deleted in their entirety and replaced with the following:

Each LifePath Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Master Portfolio, which in turn invests in a combination of Underlying Funds and equity securities and related derivatives of issuers that are primarily engaged in or related to the real estate industry. In other words, the Funds are “Feeder Funds” into the Master Portfolios.

The section entitled “Information About the LifePath Funds — Investment Objectives and Policies —Master/Feeder Structure” is hereby amended to add the following:

With respect to investments in equity securities and related derivatives, an issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. Real estate industry companies may include real estate investment trusts (“REITs”), REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. Each LifePath Fund primarily buys common stock but also can invest in preferred stock and convertible securities. Each LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. Each LifePath Fund may also use derivatives for leverage, in which case their use would involve leveraging risk.

The sixth paragraph in the section entitled “Information About the LifePath Funds — Investment Objectives and Policies — Master/Feeder Structure” is hereby amended to add the following:

For purposes of asset allocation, commodity funds provide equity exposure.

Fees and Expenses

Effective November 30, 2015, BlackRock has agreed to: (i) contractually waive 0.30% of its management fee at each LifePath Fund’s Master Portfolio level through April 30, 2017 with respect to each LifePath Fund’s share classes; (ii) terminate the Master Advisory Fee Waiver Agreement between Master Investment Portfolio and BFA on behalf of each Master Portfolio and pass through all acquired fund fees and expenses with respect to each LifePath Fund’s share classes; (iii) reduce administration fees with respect to the Investor A, Investor C, Institutional and Class R Shares of each LifePath Fund; (iv) extend the contractual waiver of independent expenses to April 30, 2026 with respect to each LifePath Fund; and (v) eliminate the voluntary administration fee waiver with respect to the Investor A, Investor C, Institutional and Class R Shares of LifePath® Retirement Fund. Accordingly, the SAI of the LifePath Funds is amended as follows:

The fourth paragraph in the section entitled “Information About the LifePath Funds — Management and Advisory Arrangements — Investment Adviser” is deleted in its entirety and replaced with the following:

BFA is entitled to receive monthly fees at the annual rate of 0.35% of the average daily net assets of each Master Portfolio. BFA has contractually agreed to waive 0.30% of its management fees at the Master Portfolio level through April 30, 2017. Any such waiver will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

The seventh paragraph in the section entitled “Information About the LifePath Funds — Management and Advisory Arrangements — Investment Adviser” is deleted in its entirety and replaced with the following:

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit services in connection with the Master Portfolios (collectively referred to as the “MIP Independent Expenses”) are paid directly by the Master Portfolios. Each of BlackRock Advisors, LLC (“BAL”) and BFA, as applicable, has contractually undertaken, through April 30, 2026, to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

2

Footnote 1 to the table in the section entitled “Information About the LifePath Funds — Management and Advisory Arrangements — Underlying Funds” is deleted in its entirety.

The section entitled “Information About the LifePath Funds — Management and Advisory Arrangements — Administration Arrangements” is hereby amended to delete the following:

BAL has voluntarily agreed to waive 0.10% of the administration fee payable with respect to the Investor A, Investor C, Institutional and Class R Shares of BlackRock LifePath® Retirement Fund. This voluntary waiver may be reduced or discontinued at any time without notice.

The fourth sentence of the first paragraph in the section entitled “Management and Advisory Arrangements — Administration Arrangements” is hereby deleted in its entirety and replaced with the following:

BAL is entitled to receive an annual administration fee of 0.35% of the average daily net assets of Investor A and Institutional Shares, 0.40% of the average daily net assets of Investor C Shares, 0.30% of the average daily net assets of Class R Shares and 0.15% of the average daily net assets of Class K Shares of each LifePath Fund for providing administrative services.

Shareholders should retain this Supplement for future reference.

SAI-LP-1015SUP